Insurance business - Movements in carrying amounts of insurance contracts - analysis by measurement component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	$ (136)	$ (116)
Opening liabilities	108,816	119,307
Insurance contracts liability (asset) opening balance	108,680	119,191
Changes that relate to current services
Contractual service margin recognised for services provided	(1,126)	(932)
Change in risk adjustment for non-financial risk expired	(36)	(34)
Experience adjustments	9	47
Changes that relate to future services
Contracts initially recognised in the year	44	16
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	65	154
Adjustments to liabilities for incurred claims	2	13
Other movements recognised in insurance service result	(36)	(73)
Insurance service result	(1,078)	(809)
Net finance (income)/expense from insurance contracts	8,300	(16,192)
Other movements recognised in the statement of profit or loss	277
Effect of movements in exchange rates	980	(2,267)
Total changes in the statement of profit or loss and other comprehensive income	8,479	(19,268)
Cash flows
Premiums received	13,872	13,622
Claims and other insurance service expenses paid, including investment components, and other cash flows	(9,628)	(6,663)
Insurance acquisition cash flows	(804)	(585)
Total cash flows	3,440	6,374
Other movements	0	2,383
Insurance contracts liability (asset) closing balance	120,599	108,680
Closing assets	(252)	(136)
Closing liabilities	120,851	108,816
Amounts recognised in profit or loss
Changes that relate to future services
Net finance (income)/expense from insurance contracts	7,809	(13,799)
Amounts recognised in OCI
Changes that relate to future services
Net finance (income)/expense from insurance contracts	491	(2,393)
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(5)	0
Opening liabilities	105,145	115,271
Insurance contracts liability (asset) opening balance	105,140	115,271
Changes that relate to current services
Contractual service margin recognised for services provided	(975)	(781)
Change in risk adjustment for non-financial risk expired	(21)	(17)
Experience adjustments	21	45
Changes that relate to future services
Contracts initially recognised in the year	13	9
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	19	75
Adjustments to liabilities for incurred claims	1	2
Other movements recognised in insurance service result	(36)	(73)
Insurance service result	(978)	(740)
Net finance (income)/expense from insurance contracts	8,042	(16,036)
Other movements recognised in the statement of profit or loss	294
Effect of movements in exchange rates	949	(2,174)
Total changes in the statement of profit or loss and other comprehensive income	8,307	(18,950)
Cash flows
Premiums received	12,616	12,740
Claims and other insurance service expenses paid, including investment components, and other cash flows	(8,517)	(5,783)
Insurance acquisition cash flows	(522)	(423)
Total cash flows	3,577	6,534
Other movements	0	2,285
Insurance contracts liability (asset) closing balance	117,024	105,140
Closing assets	(13)	(5)
Closing liabilities	117,037	105,145
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(131)	(116)
Opening liabilities	3,671	4,036
Insurance contracts liability (asset) opening balance	3,540	3,920
Changes that relate to current services
Contractual service margin recognised for services provided	(151)	(151)
Change in risk adjustment for non-financial risk expired	(15)	(17)
Experience adjustments	(12)	2
Changes that relate to future services
Contracts initially recognised in the year	31	7
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	46	79
Adjustments to liabilities for incurred claims	1	11
Other movements recognised in insurance service result	0	0
Insurance service result	(100)	(69)
Net finance (income)/expense from insurance contracts	258	(156)
Other movements recognised in the statement of profit or loss	(17)
Effect of movements in exchange rates	31	(93)
Total changes in the statement of profit or loss and other comprehensive income	172	(318)
Cash flows
Premiums received	1,256	882
Claims and other insurance service expenses paid, including investment components, and other cash flows	(1,111)	(880)
Insurance acquisition cash flows	(282)	(162)
Total cash flows	(137)	(160)
Other movements	0	98
Insurance contracts liability (asset) closing balance	3,575	3,540
Closing assets	(239)	(131)
Closing liabilities	3,814	3,671
Estimates of present value of future cash flows and risk adjustment | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(18)	0
Opening liabilities	96,174	105,861
Insurance contracts liability (asset) opening balance	96,156	105,861
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(21)	(17)
Experience adjustments	21	45
Changes that relate to future services
Contracts initially recognised in the year	(1,606)	(1,092)
Changes in estimates that adjust the contractual service margin	(771)	820
Changes in estimates that result in losses and reversal of losses on onerous contracts	19	75
Adjustments to liabilities for incurred claims	1	2
Other movements recognised in insurance service result	(36)	(73)
Insurance service result	(2,393)	(240)
Net finance (income)/expense from insurance contracts	8,042	(16,025)
Other movements recognised in the statement of profit or loss	145
Effect of movements in exchange rates	883	(2,082)
Total changes in the statement of profit or loss and other comprehensive income	6,677	(18,347)
Cash flows
Premiums received	12,616	12,740
Claims and other insurance service expenses paid, including investment components, and other cash flows	(8,517)	(5,783)
Insurance acquisition cash flows	(522)	(423)
Total cash flows	3,577	6,534
Other movements		2,108
Insurance contracts liability (asset) closing balance	106,410	96,156
Closing assets	(30)	(18)
Closing liabilities	106,440	96,174
Estimates of present value of future cash flows and risk adjustment | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	(308)	(236)
Opening liabilities	3,162	3,532
Insurance contracts liability (asset) opening balance	2,854	3,296
Changes that relate to current services
Contractual service margin recognised for services provided	0	0
Change in risk adjustment for non-financial risk expired	(15)	(17)
Experience adjustments	(12)	2
Changes that relate to future services
Contracts initially recognised in the year	(176)	(110)
Changes in estimates that adjust the contractual service margin	21	(7)
Changes in estimates that result in losses and reversal of losses on onerous contracts	46	79
Adjustments to liabilities for incurred claims	1	11
Other movements recognised in insurance service result	0	0
Insurance service result	(135)	(42)
Net finance (income)/expense from insurance contracts	235	(169)
Other movements recognised in the statement of profit or loss	(43)
Effect of movements in exchange rates	0	(74)
Total changes in the statement of profit or loss and other comprehensive income	57	(285)
Cash flows
Premiums received	1,256	882
Claims and other insurance service expenses paid, including investment components, and other cash flows	(1,111)	(880)
Insurance acquisition cash flows	(282)	(162)
Total cash flows	(137)	(160)
Other movements		3
Insurance contracts liability (asset) closing balance	2,774	2,854
Closing assets	(339)	(308)
Closing liabilities	3,113	3,162
Contracts under the fair value approach | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	3	0
Opening liabilities	4,364	5,823
Insurance contracts liability (asset) opening balance	4,367	5,823
Changes that relate to current services
Contractual service margin recognised for services provided	(188)	(297)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	368	(1,349)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Other movements recognised in insurance service result	0	0
Insurance service result	180	(1,646)
Net finance (income)/expense from insurance contracts	0	(10)
Other movements recognised in the statement of profit or loss	133
Effect of movements in exchange rates	2	(16)
Total changes in the statement of profit or loss and other comprehensive income	315	(1,672)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements		216
Insurance contracts liability (asset) closing balance	4,682	4,367
Closing assets	3	3
Closing liabilities	4,679	4,364
Contracts under the fair value approach | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	86	57
Opening liabilities	325	331
Insurance contracts liability (asset) opening balance	411	388
Changes that relate to current services
Contractual service margin recognised for services provided	(69)	(69)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	26	23
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Other movements recognised in insurance service result	0	0
Insurance service result	(43)	(46)
Net finance (income)/expense from insurance contracts	11	7
Other movements recognised in the statement of profit or loss	6
Effect of movements in exchange rates	12	(17)
Total changes in the statement of profit or loss and other comprehensive income	(14)	(56)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements		79
Insurance contracts liability (asset) closing balance	397	411
Closing assets	36	86
Closing liabilities	361	325
Contracts under the modified retros- pective approach | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	792	704
Insurance contracts liability (asset) opening balance	792	704
Changes that relate to current services
Contractual service margin recognised for services provided	(70)	(69)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	(33)	208
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Other movements recognised in insurance service result	0	0
Insurance service result	(103)	139
Net finance (income)/expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	(1)
Effect of movements in exchange rates	27	(51)
Total changes in the statement of profit or loss and other comprehensive income	(77)	88
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements		0
Insurance contracts liability (asset) closing balance	715	792
Closing assets	0	0
Closing liabilities	715	792
Contracts under the modified retros- pective approach | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	0	0
Opening liabilities	18	26
Insurance contracts liability (asset) opening balance	18	26
Changes that relate to current services
Contractual service margin recognised for services provided	(6)	(6)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the contractual service margin	6	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Other movements recognised in insurance service result	0	0
Insurance service result	0	(6)
Net finance (income)/expense from insurance contracts	0	0
Other movements recognised in the statement of profit or loss	0
Effect of movements in exchange rates	1	(2)
Total changes in the statement of profit or loss and other comprehensive income	1	(8)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements		0
Insurance contracts liability (asset) closing balance	19	18
Closing assets	0	0
Closing liabilities	19	18
Other contracts | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	10	0
Opening liabilities	3,815	2,883
Insurance contracts liability (asset) opening balance	3,825	2,883
Changes that relate to current services
Contractual service margin recognised for services provided	(717)	(415)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	1,619	1,101
Changes in estimates that adjust the contractual service margin	436	321
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Other movements recognised in insurance service result	0	0
Insurance service result	1,338	1,007
Net finance (income)/expense from insurance contracts	0	(1)
Other movements recognised in the statement of profit or loss	17
Effect of movements in exchange rates	37	(25)
Total changes in the statement of profit or loss and other comprehensive income	1,392	981
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements		(39)
Insurance contracts liability (asset) closing balance	5,217	3,825
Closing assets	14	10
Closing liabilities	5,203	3,815
Other contracts | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Opening assets	91	63
Opening liabilities	166	147
Insurance contracts liability (asset) opening balance	257	210
Changes that relate to current services
Contractual service margin recognised for services provided	(76)	(76)
Change in risk adjustment for non-financial risk expired	0	0
Experience adjustments	0	0
Changes that relate to future services
Contracts initially recognised in the year	207	117
Changes in estimates that adjust the contractual service margin	(53)	(16)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Other movements recognised in insurance service result	0	0
Insurance service result	78	25
Net finance (income)/expense from insurance contracts	12	6
Other movements recognised in the statement of profit or loss	20
Effect of movements in exchange rates	18	0
Total changes in the statement of profit or loss and other comprehensive income	128	31
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements		16
Insurance contracts liability (asset) closing balance	385	257
Closing assets	64	91
Closing liabilities	$ 321	$ 166